Note 15 - Receivables non-current (Tables)	12 Months Ended
Dec. 31, 2023
Note 15 - Receivables non-current
Disclosure of detailed information about non-current receivables [text block]
	Year ended December 31,
	2023	2022
Employee advances and loans	7,395	11,908
Tax credits (*)	53,483	27,333
Receivables from related parties	69,820	67,921
Legal deposits	9,355	9,394
Advances to suppliers and other advances	27,043	28,779
Receivable Venezuelan subsidiaries	-	48,659
Others	18,863	17,726
	185,959	211,720

(*) As of December 31, 2023, included approximately $40.6 million related to ICMS (Tax on Sales and Services) from Brazilian subsidiaries.

As of December 31, 2022, included approximately $8 million related to PIS and COFINS (Federal Social Contributions on Gross Revenues) tax recovery from Brazilian subsidiaries.